Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 732	$ 1,109	$ 1,013
Performance shares	(110)	108	9
Total stock incentive compensation expense	622	1,217	1,022
Related recognized tax benefit	$ 154	$ 301	$ 252
Total number of shares of common stock available for grant under plans	202,000,000
Broad-based RSRs [Member]
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
Granted (in shares)			11,900,000